Post-employment benefits - Disclosure of Position of Post-employment Benefit Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Fair value of plan assets	€ (10,130)	€ (9,320)	€ (8,329)
Post-employment defined benefit plan
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	17,149	16,939	12,822
Fair value of plan assets	(10,130)	(9,320)	(7,760)
Deficit in the plan	7,019	7,619	5,062
Experience adjustments on defined benefit obligation	€ (94)	€ (211)	€ 44